Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]	As of December 31, 2016, the Company's commitments under such outstanding agreements are estimated as follows:

Period	(In millions)
2017	$13
2018	5
2019	2
2020	3
2021	3
Thereafter	19
Total	$45

Future minimum lease commitments under operating leases	Future minimum lease commitments under operating leases for the years ending after December 31, 2016, are as follows:

Period	(In millions)
2017	$9
2018	9
2019	10
2020	9
2021	9
Thereafter	152
Total	$198